Document And Entity Information	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Warrior Met Coal, Inc.
Entity Central Index Key	0001691303
Entity Emerging Growth Company	false
Entity File Number	001-38061
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-0706839
Entity Address, Address Line One	16243 Highway 216
Entity Address, City or Town	Brookwood
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35444
City Area Code	205
Local Phone Number	554-6150
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HCC
Security Exchange Name	NYSE
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE